EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
EQUITY
EQUITY

PBFX had 23,271,174 common units held by the public outstanding as of December 31, 2016. PBF Energy owns 2,572,944 of PBFX’s common units and 15,886,553 of PBFX’s subordinated units constituting an aggregate of 44.2% of PBFX’s limited partner interest as of December 31, 2016. In accordance with the partnership agreement, PBF Energy’s subordinated units will convert into common units on a one-for-one basis once PBFX has met specified distribution targets and successfully completed other tests set forth in the partnership agreement.

Issuance of Additional Interests

The partnership agreement authorizes PBFX to issue an unlimited number of additional partnership interests for the consideration and on the terms and conditions determined by PBFX’s general partner without the approval of the unitholders.

In 2016, the Partnership issued an additional 2,875,000 units in connection with the April 2016 Offering and 4,375,000 units in connection with the August 2016 Offering. It is possible that PBFX will fund future acquisitions through the issuance of additional common units, subordinated units or other partnership interests. On May 14, 2015, PBFX partially funded the Delaware City Products Pipeline and Truck Rack Acquisition with $30,500 of Partnership common units, or 1,288,420 common units. During 2014, PBFX partially funded the Acquisitions from PBF with $30,000 of Partnership common units, or 1,210,471 common units.

Additionally, 116,349, 137,007 and 0 of the Partnership’s phantom units issued under the PBFX 2014 Long-Term Incentive Plan (“LTIP”) vested into common units held by certain directors, officers and current and former employees of our general partner or its affiliates during the year-ended December 31, 2016, 2015 and 2014, respectively.

Holders of any additional common units PBFX issues will be entitled to share equally with the then-existing common unitholders in PBFX’s distributions of available cash. Refer to Note 7 “Unit-Based Compensation” of the Notes to Consolidated Financial Statements for further information.

Noncontrolling Interest

PBFX’s subsidiary PBFX Op Co holds a 50% controlling interest in TVPC, with the other 50% interest in TVPC held by TVP Holding Company LLC (“TVP Holding”), a subsidiary of PBF Holding. PBFX Op Co is the sole managing member of TVPC. PBFX, through its ownership of PBFX Op Co, consolidates the financial results of TVPC, and records a noncontrolling interest for the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the consolidated statements of operations includes the portion of net income or loss attributable to the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the consolidated balance sheets includes the portion of net assets of TVPC attributable to TVP Holding.

Allocations of Net Income

PBFX’s partnership agreement contains provisions for the allocation of net income and loss to the unitholders. For purposes of maintaining partner capital accounts, PBFX’s partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to PBF LLC.

Percentage Allocations of Available Cash from Operating Surplus

The following table illustrates the percentage allocations of available cash from operating surplus between the unitholders and PBF LLC (in its capacity as the holder of PBFX’s IDRs) based on the specified target distribution levels. The amounts set forth under “Marginal Percentage Interest in Distributions” are the percentage interests of PBF LLC and the unitholders in any available cash from operating surplus PBFX distributes up to and including the corresponding amount in the column “Total Quarterly Distribution per Unit Target Amount.” The percentage interests shown for PBFX’s unitholders and PBF LLC for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for PBF LLC assume that there are no arrearages on common units and that PBF LLC continues to own all of the IDRs.

	Total Quarterly Distribution per Unit Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	PBF LLC (as holder of Incentive Distribution Rights)
Minimum Quarterly Distribution	up to $0.300	100.0%	—
First Target Distribution	above $0.300 up to $0.345	100.0%	—
Second Target Distribution	above $0.345 up to $0.375	85.0%	15.0%
Third Target Distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%

The partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders will receive. PBFX declares distributions subsequent to quarter end.

The tables below summarize our 2016 and 2015 quarterly distribution cash declarations, payments and scheduled payments through March 13, 2017:

	2016
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	April 28	May 13	May 31	$0.42
Second quarter	July 29	August 9	August 23	0.43
Third quarter	October 28	November 8	November 22	0.44
Fourth quarter	February 16, 2017	February 27, 2017	March 13, 2017	0.45
Total				$1.74

	2015
	Declaration Date	Record Date	Payment Date	Quarterly Distribution per Common and Subordinated Unit
First quarter	April 30	May 15	May 29	$0.35
Second quarter	July 30	August 14	August 31	0.37
Third quarter	October 29	November 13	November 30	0.39
Fourth quarter	February 11, 2016	February 22, 2016	March 8, 2016	0.41
Total				$1.52

Our distributions are declared subsequent to quarter end. The following table reflects the allocation of total cash distributions to the general and limited partners applicable to the period in which the distributions were earned:

	Year Ended December 31, 2016	Year Ended December 31, 2015
IDR - PBF LLC	$4,031	$1,118
Limited partners’ distributions:
Common units – public	37,755	24,843
Common units – PBF LLC	4,477	3,911
Subordinated units – PBF LLC	27,642	24,148
Total distributions	73,905	54,020
Total cash distributions (1)	$72,914	$53,319
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(1)	Excludes phantom unit distributions which are accrued and paid upon vesting.